Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	96 Months Ended	99 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000197832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000154895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000099460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000099462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000099464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000112676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000112678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000167274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000167272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000167273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000074412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000074411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000074416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000074415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000074414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000074413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000076203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000076204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000217588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000062365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000062366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000080975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000080976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000062367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000062368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000193819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Without Sales Load [Member] | C000197832
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	7.88%		7.97%
Without Sales Load [Member] | C000021467
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%	(0.34%)					2.08%
Without Sales Load [Member] | C000021468
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	(0.60%)					1.82%
Without Sales Load [Member] | C000021437
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%	(0.14%)					2.09%
Without Sales Load [Member] | C000021438
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	(0.38%)					1.84%
Without Sales Load [Member] | C000021463
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%	4.12%					5.91%
Without Sales Load [Member] | C000021464
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	3.89%					5.64%
Without Sales Load [Member] | C000021461
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	8.39%					7.35%
Without Sales Load [Member] | C000021462
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	8.11%					7.08%
Without Sales Load [Member] | C000021497
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	(1.28%)					1.18%
Without Sales Load [Member] | C000021498
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%	(1.52%)					0.94%
Without Sales Load [Member] | C000154895
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	7.11%					7.12%
Without Sales Load [Member] | C000099459
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	2.91%					4.43%
Without Sales Load [Member] | C000099460
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%	2.65%					4.17%
Without Sales Load [Member] | C000099461
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	5.44%					5.20%
Without Sales Load [Member] | C000099462
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	5.18%					4.94%
Without Sales Load [Member] | C000099463
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	4.23%					4.92%
Without Sales Load [Member] | C000099464
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%	3.98%					4.66%
Without Sales Load [Member] | C000112676
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	4.24%					4.19%
Without Sales Load [Member] | C000112678
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	6.72%					5.38%
Without Sales Load [Member] | C000167274
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%	9.24%				10.39%
Without Sales Load [Member] | C000021485
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	3.47%					4.90%
Without Sales Load [Member] | C000021486
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%	3.21%					4.65%
Without Sales Load [Member] | C000167272
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	4.14%				5.95%
Without Sales Load [Member] | C000167273
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%	6.70%				8.14%
Without Sales Load [Member] | C000074412
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%	3.29%					5.48%
Without Sales Load [Member] | C000074411
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	3.04%					5.22%
Without Sales Load [Member] | C000074416
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	1.93%					4.70%
Without Sales Load [Member] | C000074415
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%	1.67%					4.43%
Without Sales Load [Member] | C000074414
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%	5.93%					7.12%
Without Sales Load [Member] | C000074413
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%	5.65%					6.85%
Without Sales Load [Member] | C000021441
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	2.64%					3.65%
Without Sales Load [Member] | C000021442
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	2.41%					3.41%
Without Sales Load [Member] | C000076203
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	5.68%					7.07%
Without Sales Load [Member] | C000076204
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	5.42%					6.81%
Without Sales Load [Member] | C000217588
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	7.56%	11.21%
Without Sales Load [Member] | C000062365
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	5.38%					5.93%
Without Sales Load [Member] | C000062366
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%	5.10%					5.67%
Without Sales Load [Member] | C000080975
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	3.55%					4.69%
Without Sales Load [Member] | C000080976
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%	3.31%					4.43%
Without Sales Load [Member] | C000062367
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	8.10%					7.92%
Without Sales Load [Member] | C000062368
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	7.84%					7.65%
Without Sales Load [Member] | C000193819
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%	14.52%			9.31%
Without Sales Load [Member] | C000021481
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	0.99%					5.45%
Without Sales Load [Member] | C000021482
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	0.74%					5.19%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		13.89%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.58%	0.06%					2.44%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.58%	0.06%					2.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.58%	0.06%					2.44%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.58%	0.06%					2.44%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%					14.82%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%					14.82%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%					14.82%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%				12.53%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%				12.53%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%				12.53%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%					11.72%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%					11.72%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%					11.72%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%					11.72%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%					12.17%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%					12.17%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	17.56%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%			14.09%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.89%	9.47%					8.72%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.89%	9.47%					8.72%
Transamerica 60/40 Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica 60/40 Allocation VP Blended Benchmark
Average Annual Return, Percent	15.57%	7.69%		8.16%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%					6.52%
TAM INDEX: BLOOMBERG US HIGH YIELD 2% ISSUER CAPPED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%					6.52%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%					10.53%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%					10.53%
TAM INDEX: BLOOMBERG US GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Index
Average Annual Return, Percent	6.31%	(0.94%)					1.38%
TAM INDEX: BLOOMBERG US GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Index
Average Annual Return, Percent	6.31%	(0.94%)					1.38%
Transamerica American Funds Managed Risk Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica American Funds Managed Risk VP Blended Benchmark
Average Annual Return, Percent	13.70%	8.47%					9.78%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%					14.29%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: MSCI USA NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.31%	13.38%				14.53%
TAM INDEX: DOW JONES MODERATELY CONSERVATIVE PORTFOLIO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	10.37%	2.95%					5.13%
TAM INDEX: DOW JONES MODERATELY CONSERVATIVE PORTFOLIO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	10.37%	2.95%					5.13%
TAM INDEX: DOW JONES MODERATE TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	13.82%	5.31%				7.29%
TAM INDEX: DOW JONES MODERATELY AGGRESSIVE TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	16.72%	7.64%				9.46%
Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Transamerica BlackRock iShares Tactical - Balanced VP Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%	5.68%					7.83%
Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Transamerica BlackRock iShares Tactical - Balanced VP Blended Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%	5.68%					7.83%
Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
Average Annual Return, Percent	12.46%	3.57%					6.23%
Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Conservative VP Blended Benchmark
Average Annual Return, Percent	12.46%	3.57%					6.23%
Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return, Percent	17.73%	8.58%					10.03%
Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica BlackRock iShares Tactical - Growth VP Blended Benchmark
Average Annual Return, Percent	17.73%	8.58%					10.03%
TAM INDEX: S&P DEVELOPED PROPERTY NET TOTAL RETURN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Property Net Total Return Index
Average Annual Return, Percent	10.46%	3.17%					3.72%
TAM INDEX: S&P DEVELOPED PROPERTY NET TOTAL RETURN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Property Net Total Return Index
Average Annual Return, Percent	10.46%	3.17%					3.72%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark
Average Annual Return, Percent	17.24%	8.29%	11.44%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)					2.01%
Transamerica Goldman Sachs Managed Risk Portfolio- Conservative ETF VP Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
Average Annual Return, Percent	12.19%	3.94%					5.92%
Transamerica Goldman Sachs Managed Risk Portfolio- Conservative ETF VP Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
Average Annual Return, Percent	12.19%	3.94%					5.92%
Transamerica Goldman Sachs Managed Risk Portfolio - Growth ETF VP Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
Average Annual Return, Percent	18.12%	8.81%					10.17%
Transamerica Goldman Sachs Managed Risk Portfolio - Growth ETF VP Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
Average Annual Return, Percent	18.12%	8.81%					10.17%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%			9.73%